Toews Hedged Emerging Markets Fund
Toews Hedged Emerging Markets Fund
Investment Objective:
The Fund seeks to provide long-term growth of capital.
A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Toews Hedged Emerging Markets Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Toews Hedged Emerging Markets Fund
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.81%
Acquired Fund Fees and Expenses	[1]	0.09%
Total Annual Fund Operating Expenses		2.15%
Fee Waiver and/or Reimbursement	[2]	(0.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	[2]	1.59%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.50%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same (except for waivers during the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Toews Hedged Emerging Markets Fund	162	619	1,103	2,439

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 107 ~~of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs"), (2) derivative instruments, (3) fixed income securities, (4) common stock, (5) cash equivalents (each issued by or primarily linked to "emerging market" issuers outside the U.S.), (6) fixed income securities and (7) cash equivalents (of U.S. Issuers).  The Fund defines emerging markets as those countries included in the MSCI Emerging Markets Index (the "EM Index"). As of November 2009, the EM Index countries are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.  The Fund defines non-U.S. emerging market ETFs as those that invest primarily in securities of and/or derivatives linked to securities of issuers in EM Index countries. Similarly, the Fund defines non-U.S. emerging market derivatives as those linked to securities of issuers in EM Index countries.

The adviser employs what it defines as a "hedging" strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities in the EM Index.  The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of the EM Index.  The adviser also may use a "representative sampling" indexing strategy to manage the Fund.  This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the EM Index.

Generally, the adviser does not attempt to evaluate individual securities.  The adviser uses technical analysis of emerging markets.  The adviser monitors, including monitoring price movements and momentum, of emerging markets in an effort to identify the proper weighting of the Fund's portfolio.  The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the EM Index.  The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to the Index. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

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Derivatives Risk:  The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

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Emerging Markets Risk:   In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

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ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

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Foreign Risk:  The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  These risks are generally greater in emerging foreign markets than in established foreign markets.

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Hedging Risk:  When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

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Issuer Risk:  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

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Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

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Market Risk:  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

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Non-Diversified Risk:  As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

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Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2010	11.52%
Worst Quarter:	3rd Quarter 201 1	(16.77)%
The total return for Fund shares from January 1, 2012 to June 30, 2012 was (17.46) %
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011 )
Average Annual Returns	1 Year	Life of Fund	Inception Date
Toews Hedged Emerging Markets Fund	(35.65%)	(5.91%)	May 19, 2009
Toews Hedged Emerging Markets Fund After Taxes on Distributions	(38.18%)	(8.14%)
Toews Hedged Emerging Markets Fund After Taxes on Distributions and Sale of Fund Shares	(22.70%)	(5.97%)
Toews Hedged Emerging Markets Fund MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	(18.42%)	12.84%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.  MSCI Emerging Markets Index returns assume reinvestment of dividends.  Investors may not invest in the MSCI Emerging Markets Index directly.